Share-Based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based compensation
Schedule of changes of period for equity-settled warrant plans

Number of shares (after share split) warrants give right to across all plans	2023	2022
Outstanding at January 1	1,416,490	993,490
Granted	518,116	536,500
Forfeited	(165,125)	(42,750)
Exercised	(12,000)	(35,000)
Expired	(121,875)	(35,750)
Outstanding at December 31	1,635,606	1,416,490
Exercisable at December 31	1,034,835	795,745

Schedule of 2016 warrant plan

Number of shares (after share split) warrants give right to for Plan 2016	2023	2022
Outstanding at January 1	27,500	52,500
Granted	—	—
Forfeited	—	—
Exercised	(10,000)	(25,000)
Expired	(17,500)	—
Outstanding at December 31	—	27,500
Exercisable at December 31	—	27,500

Schedule of 2018 warrant plan

Number of shares (after share split) warrants give right to for Plan 2018	2023	2022
Outstanding at January 1	50,000	50,000
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding at December 31	50,000	50,000
Exercisable at December 31	50,000	50,000

Schedule of 2020 warrant plan

Number of shares/warrants give right to for Plan 2020	2023	2022
Outstanding at January 1	450,500	490,500
Granted	—	—
Forfeited	—	—
Exercised	—	(10,000)
Expired	(40,000)	(30,000)
Outstanding at December 31	410,500	450,500
Exercisable at December 31	410,500	450,500

Schedule of 2021 warrant plan

Number of shares/warrants give right to for Plan 2021	2023	2022
Outstanding at January 1	888,490	400,490
Granted	462,260	536,500
Forfeited	(165,125)	(42,750)
Exercised	(2,000)	—
Expired	(64,375)	(5,750)
Outstanding at December 31	1,119,250	888,490
Exercisable at December 31	563,771	267,745

Schedule of 2022 warrant plan

Number of shares/warrants give right to for Plan 2022	2023	2022
Outstanding at January 1	—	—
Granted	55,856	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding at December 31	55,856	—
Exercisable at December 31	10,564	—

Schedule of number of shares warrants

Total	2023	2022	2021
Exercisable Warrants at December 31	984,935	718,400	591,015
Shares representing the Exercisable Warrants at December 31	1,034,835	795,745	693,310
Weighted average exercise price per share	10.70	15.09	13.10
Weighted average share price at the date of exercise	7.25	15.03	21.45

Schedule of input to Black-Scholes model for warrants granted

					Plan 2021
	Plan 2016	Plan 2018	Plan 2018	Plan 2020	(grant Sept 17
	(grant 2018)	(grant 2018)	(grant 2020)	(grant 2020)	2021)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	66.92%	56.32%	56.32%	56.32%	51.30%
Risk-free interest rate	0.35%	(0.20)%	(0.20)%	(0.20)%	(0.36)%
Expected life	3	3	3	3	3
Exercise price	5.17	6.52	11.94	11.94	25.31
Stock price	1.09	10.24	10.20	10.20	25.75
Fair value	0.10	5.30	3.31	3.31	9.22

	Plan 2021	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Oct 27	(grant Feb 21	(grant Feb 21	(grant Feb 21	(grant May 14
	2021)	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	51.50%	49.80%	49.80%	49.80%	49.80%
Risk-free interest rate	(0.18)%	0.37%	0.37%	0.50%	1.06%
Expected life	3	3	3	4	3
Exercise price	25.31	17.76	25.31	17.76	13.82
Stock price	20.50	17.50	17.50	17.50	13.82
Fair value	5.94	6.05	4.15	6.90	4.94

	Plan 2021	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant June 8	(grant Aug 8	(grant Aug 8	(grant March 24	(grant April 12
	2022)	2022)	2022)	2023)	2023)
Return Dividend	0%	0%	0%	0%	0%
Expected volatility	52.60%	53.71%	53.97%	52.00%	52.00%
Risk-free interest rate	1.60%	1.39%	1.45%	3.20%	3.24%
Expected life	3	3	4	3	3
Exercise price	12.95	9.66	9.66	5.42	6.36
Stock price	13.34	9.75	9.75	6.70	7.08
Fair value	5.21	3.79	4.32	3.09	3.04

	Plan 2021	Plan 2022	Plan 2022
	(grant June 14	(grant June 14	(grant Oct 20
	2023)	2023)	2023)
Return Dividend	0%	0%	0%
Expected volatility	51.28%	51.28%	50.00%
Risk-free interest rate	3.36%	3.36%	3.55%
Expected life	3	3	3
Exercise price	7.19	7.19	5.92
Stock price	7.10	7.10	5.60
Fair value	2.75	2.75	2.07

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21
	2021)	2021)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.25%	3.25%	3.17%	3.36%
Expected life	2	2	2	2
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	2.48	2.52	2.67	2.49
Incremental Fair value	2.38	2.40	2.23	2.38

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Feb 21	(grant May 14	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.03%	3.13%	3.13%	2.98%
Expected life	3	2	3	4
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	3.05	2.75	2.87	3.21
Incremental Fair value	2.23	1.92	1.28	1.19